INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (recovery)
Current tax expense in respect of the current year	$ 119.5	$ 91.8
Adjustment for prior periods	(4.5)	1.6
Impact of foreign exchange	0.1	0.7
Interest and penalties	1.1	0.9
Current tax expense (recovery)	116.2	95.0
Deferred income tax expense (recovery)
Deferred income tax recovery recognized in the current year	114.1	(30.3)
Adjustment for prior periods	3.4	2.9
Impact of foreign exchange	52.8	17.1
Deferred income tax expense (recovery)	170.3	(10.3)
Net income tax expense	$ 286.5	$ 84.7